Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
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Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	$ 30,530	$ 29,152	$ 30,494	$ 29,541	$ 28,024	$ 27,717	$ 26,321	$ 24,076	$ 24,731	$ 25,968	$ 26,480	$ 25,563	$ 23,929	$ 23,837	$ 23,585	$ 22,971	$ 23,521	$ 22,005	$ 23,374	$ 22,214	$ 20,531	$ 22,629	$ 23,506	$ 21,490	$ 23,452	$ 23,484	$ 25,799	$ 24,988	$ 25,634	$ 27,236	$ 26,205	$ 26,610	$ 24,924	$ 26,095	$ 25,371	$ 24,950	$ 24,349	$ 24,238	$ 23,050	$ 22,253	$ 21,578	$ 21,675	$ 20,741	$ 18,492	$ 18,900	$ 19,614	$ 18,289	$ 17,306	$ 16,919	$ 16,061	$ 14,182	$ 16,444	$ 17,910	$ 17,929	$ 17,426	$ 16,788	$ 16,434	$ 16,151	$ 16,487	$ 16,246	$ 15,179	$ 16,230	$ 15,606	$ 15,382	$ 14,859	$ 13,685	$ 15,089	$ 14,793	$ 15,968	$ 15,942	$ 15,401	$ 14,907	$ 14,810	$ 14,403	$ 14,349	$ 14,642	$ 15,203	$ 14,442	$ 14,299	$ 13,877	$ 13,581	$ 13,258	$ 13,232	$ 12,987	$ 12,871	$ 12,741	$ 12,607	$ 12,599	$ 12,147	$ 11,922	$ 11,694	$ 11,193	$ 11,441	$ 11,423	$ 11,394	$ 10,959	$ 10,936	$ 10,744	$ 10,678	$ 9,976	$ 9,979	$ 10,576	$ 10,797	$ 10,738	$ 9,952	$ 10,250	$ 10,909	$ 10,729	$ 10,912	$ 10,763	$ 10,715	$ 10,825	$ 10,232		$ 10,525	$ 10,525	$ 10,276	$ 10,001	$ 10,214	$ 9,803	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497	10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 29,904	29,006	27,698	28,973	28,067	26,626	26,334	25,008	22,875	23,497	24,673	25,158	24,288	22,735	22,647	22,408	21,825	22,347	20,907	22,208	21,106	19,506	21,500	22,333	20,418	22,282	22,312	24,512	23,741	24,355	25,877	24,897	25,282	23,681	24,793	24,105	23,705	23,134	23,029	21,900	21,142	20,501	20,593	19,707	17,569	17,957	18,635	17,376	16,443	16,075	15,259	13,475	15,623	17,016	17,035	16,557	15,950	15,614	15,345	15,664	15,435	14,422	15,420	14,828	14,614	14,118	13,002	14,336	14,055	15,172	15,147	14,633	14,163	14,071	13,684	13,633	13,912	14,444	13,721	13,585	13,185	12,903	12,596	12,572	12,339	12,229	12,105	11,978	11,970	11,541	11,327	11,111	10,635	10,870	10,853	10,825	10,412	10,391	10,208	10,145	9,478	9,481	10,048	10,258	10,202	9,455	9,739	10,365	10,194	10,368	10,226	10,180	10,285	9,722	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430	11,323	11,134	11,423	11,318	11,481	11,512	11,088	10,607	10,778	11,059	11,130	11,137	11,177	11,300	11,232	10,954	11,245	10,909	10,959	10,570	10,709	11,192	11,518	11,243	11,422	11,349	11,796	12,134	12,271	12,541	12,573	12,536	12,539	12,649	12,673	12,533	12,445	12,405	12,308	12,463	12,646	12,737	12,720	12,596	12,652	12,659	12,762	12,575	12,496	12,438	12,221	12,293	12,076	11,848	11,856	11,862	11,826	11,890	11,589	11,564	11,421	11,221	11,218	11,007	11,014	10,898	10,701	10,638	10,722	10,792	10,723	10,720	10,734	10,658	10,737	10,669	10,771	10,897	10,847	10,861	10,854	10,906	10,809	10,763	10,774	10,692	10,610	10,615	10,544	10,524	10,509	10,764	10,847	10,853	10,865	10,797	10,606	10,604	10,563	10,467	10,393	10,252	10,286	10,313	10,311	10,242	10,257	10,186	10,298	10,323	10,360	10,312	10,410		10,196	10,187	10,115	10,017	10,085	9,975	10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 31,475	30,530	29,152	30,494	29,541	28,024	27,717	26,321	24,076	24,731	25,968	26,480	25,563	23,929	23,837	23,585	22,971	23,521	22,005	23,374	22,214	20,531	22,629	23,506	21,490	23,452	23,484	25,799	24,988	25,634	27,236	26,205	26,610	24,924	26,095	25,371	24,950	24,349	24,238	23,050	22,253	21,578	21,675	20,741	18,492	18,900	19,614	18,289	17,306	16,919	16,061	14,182	16,444	17,910	17,929	17,426	16,788	16,434	16,151	16,487	16,246	15,179	16,230	15,606	15,382	14,859	13,685	15,089	14,793	15,968	15,942	15,401	14,907	14,810	14,403	14,349	14,642	15,203	14,442	14,299	13,877	13,581	13,258	13,232	12,987	12,871	12,741	12,607	12,599	12,147	11,922	11,694	11,193	11,441	11,423	11,394	10,959	10,936	10,744	10,678	9,976	9,979	10,576	10,797	10,738	9,952	10,250	10,909	10,729	10,912	10,763	10,715	10,825	10,232		10,525	10,525	10,276	10,001	10,214	9,803	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 16,876	16,652	16,152	16,653	16,288	15,949	15,971	15,251	14,187	14,553	15,096	15,429	15,062	14,530	14,726	14,577	14,194	14,603	13,833	14,148	13,268	12,839	13,937	14,445	13,730	14,672	14,653	15,716	15,700	16,008	16,687	16,303	16,585	16,134	16,645	16,410	16,286	16,188	15,991	15,482	15,303	15,169	15,266	14,763	13,628	13,831	14,116	13,629	13,078	12,797	12,412	11,616	12,806	13,427	13,445	13,144	12,980	12,738	12,622	12,699	12,678	12,132	12,491	12,258	12,108	11,936	11,343	11,781	11,646	12,259	12,274	12,171	11,965	12,009	11,991	11,984	12,072	12,424	12,005	11,872	11,690	11,555	11,434	11,369	11,139	11,106	10,912	10,759	10,668	10,462	10,255	10,123	10,193	10,398	10,337	10,321	10,020	9,939	9,968	9,819	9,324	9,263	9,584	9,688	9,775	9,369	9,561	9,951	9,918	10,073	10,113	9,947	10,021	9,722		9,778	9,890	9,803	9,734	10,046	9,872	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 23,975	24,360	23,336	24,830	23,514	22,196	22,583	20,772	19,143	20,223	21,345	21,980	21,110	19,338	19,975	20,133	20,800	21,184	19,395	20,532	19,348	17,507	19,279	19,897	17,949	19,860	19,712	21,220	20,930	20,700	22,308	21,230	21,872	20,657	21,511	21,100	21,027	21,245	21,203	20,289	19,384	18,150	17,881	16,786	14,689	14,377	14,859	14,355	13,722	13,552	12,628	11,059	13,867	15,321	15,732	15,302	14,860	14,694	14,257	14,882	14,707	13,663	14,846	14,272	14,354	13,770	12,466	14,057	13,631	15,070	15,237	14,765	14,509	14,448	13,876	13,912	13,784	14,423	14,020	13,989	13,493	13,195	12,698	12,896	12,783	12,579	12,641	12,536	12,585	12,263	12,061	11,802	10,928	11,228	11,300	11,244	10,781	10,737	10,494	10,367	9,554	9,421	9,989	10,423	10,284	9,736	10,060	10,654	10,640	10,782	10,594	10,754	10,614	10,097		10,211	10,128	9,944	9,602	10,059	9,573	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	19,861	18,912	20,344	19,641	18,590	19,342	17,236	15,806	16,962	18,024	18,973	17,879	16,535	16,689	16,995	17,847	18,154	16,542	17,690	17,286	15,572	17,222	17,582	15,920	17,347	17,321	19,226	18,990	18,789	20,791	20,336	21,221	20,355	20,973	20,514	21,283	20,878	20,835	20,407	20,204	19,019	18,107	16,666	14,072	13,783	14,260	13,499	13,135	12,687	11,912	10,473	13,380	14,610	15,094	14,671	14,091	13,730	13,450	14,148	14,067	13,139	14,247	13,779	14,073	13,378	12,025	13,646	13,433	15,069	15,441	14,803	14,549	14,445	13,619	13,502	13,330	13,867	13,513	13,568	13,188	13,077	12,308	12,467	12,375	11,962	12,210	12,078	12,062	11,833	11,787	11,466	10,315	10,830	10,711	10,525	9,932	9,938	9,719	9,569	8,862	8,862	9,717	10,230	9,908	9,379	9,863	10,525	10,649	10,569	10,333	10,604	10,422	9,838		10,165	9,884	9,875	9,264	9,861	9,395	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 16,876	16,652	16,152	16,653	16,288	15,949	15,971	15,251	14,187	14,553	15,096	15,429	15,062	14,530	14,726	14,577	14,194	14,603	13,833	14,148	13,268	12,839	13,937	14,445	13,730	14,672	14,653	15,716	15,700	16,008	16,687	16,303	16,585	16,134	16,645	16,410	16,286	16,188	15,991	15,482	15,303	15,169	15,266	14,763	13,628	13,831	14,116	13,629	13,078	12,797	12,412	11,616	12,806	13,427	13,445	13,144	12,980	12,738	12,622	12,699	12,678	12,132	12,491	12,258	12,108	11,936	11,343	11,781	11,646	12,259	12,274	12,171	11,965	12,009	11,991	11,984	12,072	12,424	12,005	11,872	11,690	11,555	11,434	11,369	11,139	11,106	10,912	10,759	10,668	10,462	10,255	10,123	10,193	10,398	10,337	10,321	10,020	9,939	9,968	9,819	9,324	9,263	9,584	9,688	9,775	9,369	9,561	9,951	9,918	10,073	10,113	9,947	10,021	9,722		9,778	9,890	9,803	9,734	10,046	9,872	10,000
Morningstar Moderately Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderately Conservative Target Risk Index
Account Value	$ 15,225	15,084	14,738	15,171	14,899	14,790	14,799	14,173	13,345	13,657	14,078	14,310	14,084	13,783	13,978	13,865	13,588	13,950	13,345	13,564	12,866	12,619	13,494	13,895	13,328	13,970	13,921	14,662	14,777	14,996	15,491	15,210	15,385	15,142	15,465	15,336	15,206	15,096	14,938	14,610	14,492	14,469	14,564	14,255	13,451	13,595	13,767	13,507	13,122	12,916	12,606	11,958	12,760	13,081	13,020	12,831	12,713	12,561	12,451	12,451	12,410	12,022	12,217	12,056	11,891	11,751	11,297	11,512	11,385	11,779	11,801	11,710	11,569	11,576	11,506	11,523	11,557	11,812	11,630	11,533	11,434	11,336	11,259	11,192	11,051	11,032	10,918	10,816	10,778	10,615	10,491	10,396	10,436	10,566	10,530	10,520	10,313	10,195	10,178	10,076	9,729	9,669	9,836	9,925	9,973	9,700	9,801	10,037	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 23,975	24,360	23,336	24,830	23,514	22,196	22,583	20,772	19,143	20,223	21,345	21,980	21,110	19,338	19,975	20,133	20,800	21,184	19,395	20,532	19,348	17,507	19,279	19,897	17,949	19,860	19,712	21,220	20,930	20,700	22,308	21,230	21,872	20,657	21,511	21,100	21,027	21,245	21,203	20,289	19,384	18,150	17,881	16,786	14,689	14,377	14,859	14,355	13,722	13,552	12,628	11,059	13,867	15,321	15,732	15,302	14,860	14,694	14,257	14,882	14,707	13,663	14,846	14,272	14,354	13,770	12,466	14,057	13,631	15,070	15,237	14,765	14,509	14,448	13,876	13,912	13,784	14,423	14,020	13,989	13,493	13,195	12,698	12,896	12,783	12,579	12,641	12,536	12,585	12,263	12,061	11,802	10,928	11,228	11,300	11,244	10,781	10,737	10,494	10,367	9,554	9,421	9,989	10,423	10,284	9,736	10,060	10,654	10,640	10,782	10,594	10,754	10,614	10,097		10,211	10,128	9,944	9,602	10,059	9,573	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	19,861	18,912	20,344	19,641	18,590	19,342	17,236	15,806	16,962	18,024	18,973	17,879	16,535	16,689	16,995	17,847	18,154	16,542	17,690	17,286	15,572	17,222	17,582	15,920	17,347	17,321	19,226	18,990	18,789	20,791	20,336	21,221	20,355	20,973	20,514	21,283	20,878	20,835	20,407	20,204	19,019	18,107	16,666	14,072	13,783	14,260	13,499	13,135	12,687	11,912	10,473	13,380	14,610	15,094	14,671	14,091	13,730	13,450	14,148	14,067	13,139	14,247	13,779	14,073	13,378	12,025	13,646	13,433	15,069	15,441	14,803	14,549	14,445	13,619	13,502	13,330	13,867	13,513	13,568	13,188	13,077	12,308	12,467	12,375	11,962	12,210	12,078	12,062	11,833	11,787	11,466	10,315	10,830	10,711	10,525	9,932	9,938	9,719	9,569	8,862	8,862	9,717	10,230	9,908	9,379	9,863	10,525	10,649	10,569	10,333	10,604	10,422	9,838		10,165	9,884	9,875	9,264	9,861	9,395	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,601	11,553	11,497	11,447	11,395	11,347	11,298	11,245	11,195	11,144	11,094	11,044	10,996	10,949	10,905	10,863	10,820	10,782	10,746	10,708	10,674	10,652	10,630	10,610	10,601	10,596	10,591	10,588	10,586	10,585	10,585	10,584	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,582	10,582	10,581	10,580	10,580	10,579	10,578	10,577	10,576	10,575	10,573	10,573	10,572	10,551	10,537	10,524	10,508	10,495	10,477	10,459	10,440	10,421	10,399	10,377	10,357	10,336	10,317	10,296	10,276	10,258	10,239	10,222	10,206	10,190	10,174	10,159	10,145	10,132	10,123	10,111	10,102	10,094	10,085	10,076	10,068	10,060	10,052	10,046	10,040	10,038	10,034	10,030	10,027	10,025	10,023	10,020	10,017	10,015	10,012	10,011	10,010	10,006	10,004	10,004	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001		10,001	10,001	10,001	10,001	10,001	10,001	10,000
S&P MidCap 400
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400
Account Value	$ 23,975	24,360	23,336	24,830	23,514	22,196	22,583	20,772	19,143	20,223	21,345	21,980	21,110	19,338	19,975	20,133	20,800	21,184	19,395	20,532	19,348	17,507	19,279	19,897	17,949	19,860	19,712	21,220	20,930	20,700	22,308	21,230	21,872	20,657	21,511	21,100	21,027	21,245	21,203	20,289	19,384	18,150	17,881	16,786	14,689	14,377	14,859	14,355	13,722	13,552	12,628	11,059	13,867	15,321	15,732	15,302	14,860	14,694	14,257	14,882	14,707	13,663	14,846	14,272	14,354	13,770	12,466	14,057	13,631	15,070	15,237	14,765	14,509	14,448	13,876	13,912	13,784	14,423	14,020	13,989	13,493	13,195	12,698	12,896	12,783	12,579	12,641	12,536	12,585	12,263	12,061	11,802	10,928	11,228	11,300	11,244	10,781	10,737	10,494	10,367	9,554	9,421	9,989	10,423	10,284	9,736	10,060	10,654	10,640	10,782	10,594	10,754	10,614	10,097		10,211	10,128	9,944	9,602	10,059	9,573	10,000
Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 19,677	19,861	18,912	20,344	19,641	18,590	19,342	17,236	15,806	16,962	18,024	18,973	17,879	16,535	16,689	16,995	17,847	18,154	16,542	17,690	17,286	15,572	17,222	17,582	15,920	17,347	17,321	19,226	18,990	18,789	20,791	20,336	21,221	20,355	20,973	20,514	21,283	20,878	20,835	20,407	20,204	19,019	18,107	16,666	14,072	13,783	14,260	13,499	13,135	12,687	11,912	10,473	13,380	14,610	15,094	14,671	14,091	13,730	13,450	14,148	14,067	13,139	14,247	13,779	14,073	13,378	12,025	13,646	13,433	15,069	15,441	14,803	14,549	14,445	13,619	13,502	13,330	13,867	13,513	13,568	13,188	13,077	12,308	12,467	12,375	11,962	12,210	12,078	12,062	11,833	11,787	11,466	10,315	10,830	10,711	10,525	9,932	9,938	9,719	9,569	8,862	8,862	9,717	10,230	9,908	9,379	9,863	10,525	10,649	10,569	10,333	10,604	10,422	9,838		10,165	9,884	9,875	9,264	9,861	9,395	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 21,245	21,076	20,446	21,190	20,532	19,856	19,884	18,808	17,252	17,892	18,615	19,195	18,494	17,522	17,897	17,717	17,472	18,006	16,808	17,363	16,088	15,163	16,714	17,273	16,188	17,690	17,671	19,022	18,712	19,026	19,993	19,143	19,741	18,980	19,678	19,264	19,181	19,052	18,723	18,003	17,499	16,972	17,044	16,297	14,464	14,722	15,120	14,404	13,758	13,413	12,831	11,630	13,658	14,833	15,049	14,581	14,257	13,918	13,596	13,919	13,870	13,057	13,821	13,414	13,285	12,927	11,952	12,846	12,610	13,587	13,585	13,424	13,076	13,105	13,003	12,928	13,101	13,644	13,015	12,823	12,544	12,307	12,051	12,017	11,736	11,648	11,477	11,330	11,235	10,931	10,673	10,465	10,247	10,448	10,392	10,346	9,926	9,920	9,870	9,710	9,037	9,036	9,586	9,792	9,829	9,205	9,517	10,112	10,098	10,299	10,278	10,064	10,174	9,675		9,849	9,977	9,855	9,718	10,073	9,802	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 12,838	12,729	12,474	12,810	12,642	12,686	12,713	12,223	11,615	11,832	12,163	12,311	12,206	12,093	12,257	12,169	11,912	12,221	11,800	11,910	11,385	11,318	11,994	12,342	11,953	12,356	12,303	12,850	13,071	13,243	13,586	13,465	13,529	13,435	13,651	13,604	13,476	13,395	13,282	13,073	13,074	13,191	13,286	13,112	12,652	12,745	12,833	12,742	12,456	12,312	12,114	11,698	12,159	12,230	12,106	12,007	11,965	11,873	11,832	11,738	11,707	11,459	11,469	11,393	11,228	11,165	10,885	10,895	10,807	11,021	11,055	10,993	10,923	10,927	10,877	10,923	10,911	11,068	11,017	10,955	10,909	10,862	10,848	10,774	10,675	10,680	10,588	10,501	10,479	10,374	10,296	10,245	10,383	10,489	10,459	10,466	10,340	10,188	10,197	10,114	9,886	9,810	9,836	9,885	9,944	9,810	9,839	9,953	9,926	10,001	10,045	9,987	10,027	9,974		9,927	9,983	9,937	9,874	10,037	9,931	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,175	17,030	16,592	17,130	16,731	16,464	16,485	15,703	14,625	15,055	15,584	15,938	15,566	15,059	15,328	15,189	14,924	15,358	14,559	14,876	13,963	13,511	14,636	15,096	14,361	15,294	15,250	16,197	16,187	16,439	17,084	16,617	16,924	16,517	16,967	16,748	16,629	16,521	16,296	15,840	15,596	15,409	15,504	15,043	13,875	14,063	14,312	13,896	13,419	13,159	12,751	11,903	13,098	13,706	13,742	13,459	13,275	13,059	12,870	12,981	12,940	12,407	12,789	12,547	12,390	12,179	11,545	11,970	11,805	12,389	12,402	12,294	12,084	12,102	12,029	12,016	12,094	12,451	12,122	11,991	11,831	11,685	11,551	11,494	11,301	11,258	11,130	11,015	10,960	10,743	10,572	10,435	10,378	10,532	10,492	10,470	10,186	10,101	10,072	9,947	9,474	9,429	9,738	9,874	9,916	9,515	9,694	10,054	10,030	10,176	10,184	10,051	10,129	9,841		9,915	10,002	9,909	9,801	10,063	9,861	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,601	11,553	11,497	11,447	11,395	11,347	11,298	11,245	11,195	11,144	11,094	11,044	10,996	10,949	10,905	10,863	10,820	10,782	10,746	10,708	10,674	10,652	10,630	10,610	10,601	10,596	10,591	10,588	10,586	10,585	10,585	10,584	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,582	10,582	10,581	10,580	10,580	10,579	10,578	10,577	10,576	10,575	10,573	10,573	10,572	10,551	10,537	10,524	10,508	10,495	10,477	10,459	10,440	10,421	10,399	10,377	10,357	10,336	10,317	10,296	10,276	10,258	10,239	10,222	10,206	10,190	10,174	10,159	10,145	10,132	10,123	10,111	10,102	10,094	10,085	10,076	10,068	10,060	10,052	10,046	10,040	10,038	10,034	10,030	10,027	10,025	10,023	10,020	10,017	10,015	10,012	10,011	10,010	10,006	10,004	10,004	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001		10,001	10,001	10,001	10,001	10,001	10,001	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 21,245	21,076	20,446	21,190	20,532	19,856	19,884	18,808	17,252	17,892	18,615	19,195	18,494	17,522	17,897	17,717	17,472	18,006	16,808	17,363	16,088	15,163	16,714	17,273	16,188	17,690	17,671	19,022	18,712	19,026	19,993	19,143	19,741	18,980	19,678	19,264	19,181	19,052	18,723	18,003	17,499	16,972	17,044	16,297	14,464	14,722	15,120	14,404	13,758	13,413	12,831	11,630	13,658	14,833	15,049	14,581	14,257	13,918	13,596	13,919	13,870	13,057	13,821	13,414	13,285	12,927	11,952	12,846	12,610	13,587	13,585	13,424	13,076	13,105	13,003	12,928	13,101	13,644	13,015	12,823	12,544	12,307	12,051	12,017	11,736	11,648	11,477	11,330	11,235	10,931	10,673	10,465	10,247	10,448	10,392	10,346	9,926	9,920	9,870	9,710	9,037	9,036	9,586	9,792	9,829	9,205	9,517	10,112	10,098	10,299	10,278	10,064	10,174	9,675		9,849	9,977	9,855	9,718	10,073	9,802	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	10,000
Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Bill 1-3 Month Total Return Index
Account Value	$ 11,601	11,553	11,497	11,447	11,395	11,347	11,298	11,245	11,195	11,144	11,094	11,044	10,996	10,949	10,905	10,863	10,820	10,782	10,746	10,708	10,674	10,652	10,630	10,610	10,601	10,596	10,591	10,588	10,586	10,585	10,585	10,584	10,584	10,583	10,583	10,583	10,582	10,582	10,582	10,582	10,582	10,581	10,580	10,580	10,579	10,578	10,577	10,576	10,575	10,573	10,573	10,572	10,551	10,537	10,524	10,508	10,495	10,477	10,459	10,440	10,421	10,399	10,377	10,357	10,336	10,317	10,296	10,276	10,258	10,239	10,222	10,206	10,190	10,174	10,159	10,145	10,132	10,123	10,111	10,102	10,094	10,085	10,076	10,068	10,060	10,052	10,046	10,040	10,038	10,034	10,030	10,027	10,025	10,023	10,020	10,017	10,015	10,012	10,011	10,010	10,006	10,004	10,004	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,002	10,001	10,001	10,001		10,001	10,001	10,001	10,001	10,001	10,001	10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 12,838	12,729	12,474	12,810	12,642	12,686	12,713	12,223	11,615	11,832	12,163	12,311	12,206	12,093	12,257	12,169	11,912	12,221	11,800	11,910	11,385	11,318	11,994	12,342	11,953	12,356	12,303	12,850	13,071	13,243	13,586	13,465	13,529	13,435	13,651	13,604	13,476	13,395	13,282	13,073	13,074	13,191	13,286	13,112	12,652	12,745	12,833	12,742	12,456	12,312	12,114	11,698	12,159	12,230	12,106	12,007	11,965	11,873	11,832	11,738	11,707	11,459	11,469	11,393	11,228	11,165	10,885	10,895	10,807	11,021	11,055	10,993	10,923	10,927	10,877	10,923	10,911	11,068	11,017	10,955	10,909	10,862	10,848	10,774	10,675	10,680	10,588	10,501	10,479	10,374	10,296	10,245	10,383	10,489	10,459	10,466	10,340	10,188	10,197	10,114	9,886	9,810	9,836	9,885	9,944	9,810	9,839	9,953	9,926	10,001	10,045	9,987	10,027	9,974		9,927	9,983	9,937	9,874	10,037	9,931	10,000
Morningstar Aggressive Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Aggressive Target Risk Index
Account Value	$ 21,245	21,076	20,446	21,190	20,532	19,856	19,884	18,808	17,252	17,892	18,615	19,195	18,494	17,522	17,897	17,717	17,472	18,006	16,808	17,363	16,088	15,163	16,714	17,273	16,188	17,690	17,671	19,022	18,712	19,026	19,993	19,143	19,741	18,980	19,678	19,264	19,181	19,052	18,723	18,003	17,499	16,972	17,044	16,297	14,464	14,722	15,120	14,404	13,758	13,413	12,831	11,630	13,658	14,833	15,049	14,581	14,257	13,918	13,596	13,919	13,870	13,057	13,821	13,414	13,285	12,927	11,952	12,846	12,610	13,587	13,585	13,424	13,076	13,105	13,003	12,928	13,101	13,644	13,015	12,823	12,544	12,307	12,051	12,017	11,736	11,648	11,477	11,330	11,235	10,931	10,673	10,465	10,247	10,448	10,392	10,346	9,926	9,920	9,870	9,710	9,037	9,036	9,586	9,792	9,829	9,205	9,517	10,112	10,098	10,299	10,278	10,064	10,174	9,675		9,849	9,977	9,855	9,718	10,073	9,802	10,000
Morningstar Moderate Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Moderate Target Risk Index
Account Value	$ 17,322	17,175	16,734	17,276	16,874	16,604	16,626	15,837	14,750	15,183	15,717	16,074	15,699	15,187	15,459	15,319	15,052	15,489	14,684	15,004	14,082	13,626	14,761	15,225	14,484	15,425	15,381	16,336	16,325	16,579	17,230	16,759	17,069	16,658	17,112	16,891	16,771	16,662	16,435	15,975	15,729	15,541	15,636	15,172	13,993	14,184	14,435	14,014	13,534	13,272	12,860	12,005	13,210	13,823	13,859	13,574	13,389	13,170	12,980	13,092	13,050	12,513	12,898	12,654	12,496	12,283	11,644	12,072	11,906	12,494	12,508	12,399	12,187	12,206	12,132	12,119	12,197	12,558	12,225	12,094	11,932	11,785	11,650	11,592	11,398	11,355	11,225	11,109	11,054	10,835	10,663	10,524	10,467	10,622	10,582	10,560	10,273	10,187	10,158	10,032	9,555	9,509	9,821	9,959	10,000	9,596	9,777	10,140	10,115	10,263	10,271	10,137	10,216	9,925	$ 10,000
Morningstar Conservative Target Risk Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Conservative Target Risk Index
Account Value	$ 12,838	12,729	12,474	12,810	12,642	12,686	12,713	12,223	11,615	11,832	12,163	12,311	12,206	12,093	12,257	12,169	11,912	12,221	11,800	11,910	11,385	11,318	11,994	12,342	11,953	12,356	12,303	12,850	13,071	13,243	13,586	13,465	13,529	13,435	13,651	13,604	13,476	13,395	13,282	13,073	13,074	13,191	13,286	13,112	12,652	12,745	12,833	12,742	12,456	12,312	12,114	11,698	12,159	12,230	12,106	12,007	11,965	11,873	11,832	11,738	11,707	11,459	11,469	11,393	11,228	11,165	10,885	10,895	10,807	11,021	11,055	10,993	10,923	10,927	10,877	10,923	10,911	11,068	11,017	10,955	10,909	10,862	10,848	10,774	10,675	10,680	10,588	10,501	10,479	10,374	10,296	10,245	10,383	10,489	10,459	10,466	10,340	10,188	10,197	10,114	9,886	9,810	9,836	9,885	9,944	9,810	9,839	9,953	9,926	10,001	10,045	9,987	10,027	9,974		9,927	9,983	9,937	9,874	10,037	9,931	10,000
Morningstar Global Allocation Index
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar Global Allocation Index
Account Value	$ 16,876	$ 16,652	$ 16,152	$ 16,653	$ 16,288	$ 15,949	$ 15,971	$ 15,251	$ 14,187	$ 14,553	$ 15,096	$ 15,429	$ 15,062	$ 14,530	$ 14,726	$ 14,577	$ 14,194	$ 14,603	$ 13,833	$ 14,148	$ 13,268	$ 12,839	$ 13,937	$ 14,445	$ 13,730	$ 14,672	$ 14,653	$ 15,716	$ 15,700	$ 16,008	$ 16,687	$ 16,303	$ 16,585	$ 16,134	$ 16,645	$ 16,410	$ 16,286	$ 16,188	$ 15,991	$ 15,482	$ 15,303	$ 15,169	$ 15,266	$ 14,763	$ 13,628	$ 13,831	$ 14,116	$ 13,629	$ 13,078	$ 12,797	$ 12,412	$ 11,616	$ 12,806	$ 13,427	$ 13,445	$ 13,144	$ 12,980	$ 12,738	$ 12,622	$ 12,699	$ 12,678	$ 12,132	$ 12,491	$ 12,258	$ 12,108	$ 11,936	$ 11,343	$ 11,781	$ 11,646	$ 12,259	$ 12,274	$ 12,171	$ 11,965	$ 12,009	$ 11,991	$ 11,984	$ 12,072	$ 12,424	$ 12,005	$ 11,872	$ 11,690	$ 11,555	$ 11,434	$ 11,369	$ 11,139	$ 11,106	$ 10,912	$ 10,759	$ 10,668	$ 10,462	$ 10,255	$ 10,123	$ 10,193	$ 10,398	$ 10,337	$ 10,321	$ 10,020	$ 9,939	$ 9,968	$ 9,819	$ 9,324	$ 9,263	$ 9,584	$ 9,688	$ 9,775	$ 9,369	$ 9,561	$ 9,951	$ 9,918	$ 10,073	$ 10,113	$ 9,947	$ 10,021	$ 9,722		$ 9,778	$ 9,890	$ 9,803	$ 9,734	$ 10,046	$ 9,872	$ 10,000